Fair Value Measurements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, beginning of period	$ 0
Additions to warrant liability	186
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	(97)
Warrant liability, end of period	$ 89